Touchstone Dynamic Large Cap Growth Fund Expense Example - Touchstone Dynamic Large Cap Growth Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 598
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,118
Expense Example, with Redemption, 10 Years	1,886
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	859
Expense Example, with Redemption, 5 Years	1,566
Expense Example, with Redemption, 10 Years	3,445
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,217
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,136
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	11,023
Expense Example, with Redemption, 5 Years	11,023
Expense Example, with Redemption, 10 Years	$ 11,023